UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _____________ to __________________.

Date of Report (Date of earliest event reported): February 10, 2014

CF NETWORK RECEIVABLES CORPORATION1
(Exact name of securitizer as specified in its charter)

025-00410 (Commission File Number of Securitizer)	0001541689 (Central Index Key Number of Securitizer)

Teresa Baer, Director of Licensing, (410) 332-3240
____________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  

_____________________________
1 CF Network Receivables Corporation, as securitizer, is filing this ABS-15G for the following affiliated entity: CF Network Issuance Trust 2010-1.

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

Pursuant to Rule 15Ga-1(c)(3), CF Network Receivables Corporation, as securitizer (the “Securitizer”), is filing this Form ABS-15G to give notice of termination of its duty to file reports under Rule 15Ga-1 for the following affiliated entity: CF Network Issuance Trust 2010-1 (the “Trust”).  December 27, 2012 was the date of the last payment on the last asset-backed security of the Trust that was issued by the Trust.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: February 10, 2014

CF NETWORK RECEIVABLES CORPORATION
(Securitizer)
By: /s/ Teresa M. Baer
Name: Teresa M. Baer
Title: Secretary